Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000241219
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Real Estate ETF
Trading Symbol	CRED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Research Enhanced Real Estate ETF (the Fund) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Columbia Research Enhanced Real Estate ETF	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 3,097,607
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,097,607
Total number of portfolio holdings	73
Portfolio turnover for the reporting period	31%

Holdings [Text Block]

Asset Allocation

Value	Value
Money Market Funds	0.5%
Common Stocks	99.2%

Largest Holdings [Text Block]

Top Holdings

American Tower Corp.	11.1%
Simon Property Group, Inc.	7.6%
Crown Castle, Inc.	7.0%
Equinix, Inc.	6.6%
Digital Realty Trust, Inc.	5.9%
Realty Income Corp.	5.8%
AvalonBay Communities, Inc.	3.4%
Mid-America Apartment Communities, Inc.	3.3%
Invitation Homes, Inc.	3.2%
Iron Mountain, Inc.	3.1%

Material Fund Change [Text Block]